Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.31288%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,159,102.35

Principal:
Principal Collections	$14,265,267.56
Prepayments in Full	$9,480,880.09
Liquidation Proceeds	$164,207.93
Recoveries	$72,243.23
Sub Total	$23,982,598.81
Collections	$25,141,701.16

Purchase Amounts:
Purchase Amounts Related to Principal	$336,906.47
Purchase Amounts Related to Interest	$1,124.04
Sub Total	$338,030.51

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,479,731.67

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,479,731.67
Servicing Fee	$371,032.27	$371,032.27	$0.00	$0.00	$25,108,699.40
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,108,699.40
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,108,699.40
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,108,699.40
Interest - Class A-3 Notes	$426,787.10	$426,787.10	$0.00	$0.00	$24,681,912.30
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$24,485,874.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,485,874.97
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$24,422,714.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,422,714.97
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$24,377,435.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,377,435.97
Regular Principal Payment	$22,238,445.60	$22,238,445.60	$0.00	$0.00	$2,138,990.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,138,990.37
Residual Released to Depositor	$0.00	$2,138,990.37	$0.00	$0.00	$0.00
Total		$25,479,731.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,238,445.60
Total					$22,238,445.60

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,238,445.60	$64.26	$426,787.10	$1.23	$22,665,232.70	$65.49
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$22,238,445.60	$21.12	$731,263.43	$0.69	$22,969,709.03	$21.81

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$229,661,217.96	0.6636457	$207,422,772.36	0.5993838
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$387,321,217.96	0.3679173	$365,082,772.36	0.3467929

Pool Information
Weighted Average APR	2.997%	2.988%
Weighted Average Remaining Term	36.93	36.08
Number of Receivables Outstanding	23,725	23,010
Pool Balance	$445,238,727.57	$420,921,381.57
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$412,423,298.66	$389,820,092.87
Pool Factor	0.3898535	0.3685611

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$31,101,288.70
Targeted Overcollateralization Amount	$55,838,609.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$55,838,609.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		40	$70,083.95
(Recoveries)		55	$72,243.23
Net Loss for Current Collection Period			$(2,159.28)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0058%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2251%
Second Prior Collection Period			0.0082%
Prior Collection Period			-0.7274%
Current Collection Period			-0.0060%
Four Month Average (Current and Prior Three Collection Periods)			-0.1250%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,502	$6,595,585.54
(Cumulative Recoveries)			$1,422,297.51
Cumulative Net Loss for All Collection Periods			$5,173,288.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4530%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,391.20
Average Net Loss for Receivables that have experienced a Realized Loss			$3,444.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.83%	135	$3,488,547.11
61-90 Days Delinquent	0.11%	18	$457,911.19
91-120 Days Delinquent	0.03%	6	$107,344.01
Over 120 Days Delinquent	0.11%	17	$465,210.61
Total Delinquent Receivables	1.07%	176	$4,519,012.92

Repossession Inventory:
Repossessed in the Current Collection Period		7	$161,445.73
Total Repossessed Inventory		12	$318,852.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1557%
Prior Collection Period			0.1475%
Current Collection Period			0.1782%
Three Month Average			0.1605%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2448%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	June 2021
Payment Date	7/15/2021
Transaction Month	25

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	71	$1,701,900.54
2 Months Extended	93	$2,207,524.03
3+ Months Extended	6	$134,051.24

Total Receivables Extended	170	$4,043,475.81

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer